Deferred Charges (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Sep. 07, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
M V Free Knight [Member]
Schedule of Restructuring and Deferred Charges [Line Items]
Debt Instrument Outstanding			$ 30,000,000
Deutsche Bank [Member]
Schedule of Restructuring and Deferred Charges [Line Items]
Unamortized Deferred Amendment And Restructuring Fees		166,000	939,000
Restructuring Charges				1,480,000
Unamortized Deferred Financing Fees	191,000
Credit Suisse Loan Facility [Member]
Schedule of Restructuring and Deferred Charges [Line Items]
Unamortized Deferred Amendment And Restructuring Fees		801,000
Restructuring Charges				$ 1,823,000